RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2017 USD ($)
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	¥ 1,664,128	$ 245,540	¥ 1,323,170	¥ 1,325,780
Expenses Paid By Related Party	3,062,709		3,144,263		$ 451,899
Monthly Payment [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	1,680,000	$ 0.25
Related Party [Member]
Related Party Transaction [Line Items]
Short-term borrowings- related parties	10,168,008		¥ 12,941,848		$ 1,500,277
Related Party [Member] | Monthly Payment [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	¥ 140,000